Nature of Operations and Organization	5 Months Ended
Dec. 31, 2012
SQN AIF IV, L.P.
Organization Consolidation and Presentation Of Financial Statements [Line Items]
Nature of Operations and Organization
1.	Nature of Operations and Organization

Nature of business and operations — SQN AIF IV, L.P. (the “Partnership”) was formed during August 2012, as a Delaware limited partnership. The initial capitalization of the Partnership was $500 and was made by SQN Capital Management, LLC (the “Investment Manager”) which is a Delaware limited liability company and is the parent company of SQN AIF IV GP, LLC (the “General Partner”). The Partnership is offering limited partnership interests on a “best efforts” basis with the intention of raising up to $200,000,000 of capital, consisting of 200,000 limited partnership units. Upon raising a minimum of $1,200,000 in capital, limited partners will be admitted.

With the proceeds from the sale of limited partnership interests, the Partnership intends to invest in business-essential, revenue-producing (or cost-saving) equipment and other physical assets with substantial economic lives and, in many cases, associated revenue streams and for infrastructure and project financings. Many of the Partnerships investments will be structured as equipment leases, but may also include other structures, including, but not limited to, participation agreements, residual sharing agreements, project financings and vendor and rental programs.

The General Partner will be responsible for the day-to-day operations and management of the Partnership. The Investment Manager will make investments on behalf of the Partnership and manage the investments of the Partnership. The Partnership will generate income through the collection of lease rentals and other revenues and through the sale of leased equipment and other portfolio investments.

The Partnership’s fiscal year ends on December 31.

SQN AIF IV GP, LLC
Organization Consolidation and Presentation Of Financial Statements [Line Items]
Nature of Operations and Organization
1.	Nature of Operations and Organization

SQN AIF IV GP, LLC (the “LLC”) is a wholly-owned subsidiary of SQN Capital Management, LLC (“Capital”), a Delaware limited liability company. The primary activity of the LLC is to sponsor, manage and act as the general partner of SQN AIF IV, L.P. (the “Managed Fund”), which will be a publicly registered equipment leasing and finance fund in the United States of America.

The LLC was formed during August 2012, as a Delaware limited liability company. The LLC manages and controls the business affairs of the Managed Fund, including, but not limited to, the investments that the Managed Fund makes, pursuant to the terms of the Managed Fund’s limited partnership agreement. The Managed Fund is in the process of filing a registration statement (Form S-1) with the Securities Exchange Commission and will operate as a publicly registered equipment leasing and finance fund for the purpose of investing in a diverse pool of business-essential equipment and physical assets.

The LLC will be entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds. The LLC will also have a promotional interest in the Managed Fund equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its Limited Partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

The LLC’s fiscal year ends on December 31.